Unaudited Interim Consolidated Statements of Comprehensive Income/ (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Unaudited Interim Consolidated Statements of Comprehensive Income/ (Loss) [Abstract]
Net income/(loss) from continuing and discontinued operations	$ 1,790	$ (5,500)
Comprehensive income/(loss) from continuing and discontinued operations	$ 1,790	$ (5,500)